Note 19 - Deferred Income Tax - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred tax assets to be recovered after 12 months	$ (181,606)	$ (153,532)
Deferred tax liabilities to be recovered after 12 months	379,039	457,970
Later than one year [member]
Statement Line Items [Line Items]
Deferred tax assets to be recovered after 12 months	(452,330)	(405,416)
Deferred tax liabilities to be recovered after 12 months	$ 739,670	$ 808,108